 AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 14, 2004

                                                              File No. 033-45671
                                                               File No. 811-6557

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                    ACT OF 1933                             [ ]
                          POST-EFFECTIVE AMENDMENT NO. 52                   [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940                         [ ]
                                 AMENDMENT NO. 54                           [X]

                                STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

   Registrant's Telephone Number, including Area Code (800) 428-6970, option 1

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   Copies to:
      Richard W. Grant, Esquire                   W. John McGuire, Esquire
      Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
      One Oxford Centre                           1111 Pennsylvania Avenue, NW
      Pittsburgh, PA  15219-6401                  Washington, DC  20004

         It is proposed that this filing become effective (check appropriate box):

                  [x] Immediately upon filing pursuant to paragraph (b)

                  [ ] On [date] pursuant to paragraph (b)

                  [ ] 60 days after filing pursuant to paragraph (a)(1)

                  [ ] On [date] pursuant to paragraph (a)(1)

                  [ ] 75 days after filing pursuant to paragraph (a)(2)

                  [ ] On [date] pursuant to paragraph (a) of Rule 485

The purpose of this Post-effective Amendment No. 52 is to file certain items that were inadvertently omitted from Post-effective Amendment No. 51 filed on September 28, 2004. Parts A and B and Items 1 through 24 and a portion of Item 25 of Part C are incorporated herein by reference to Post-effective Amendment No. 51.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                        POST-EFFECTIVE AMENDMENT NO. 52


Trusco Capital Management, Inc.
Gregory Fraser                                                        --                                --
Vice President

Holly Freeman                                                    SunTrust Bank                    Vice President
Vice President

Laura B. Friend                                                       --                                --
Vice President

Elena Fyodorova                                                       --                                --
Vice President

Michelle Gallo                                                        --                                --
Vice President

Mark D. Garfinkel                                                SunTrust Bank                       Officer
Managing Director

Alan M. Gayle                                                         --                                --
Managing Director

Eunice Gillespie                                                 SunTrust Bank                    Vice President
Vice President

Frank P. Giove                                                        --                                --
Vice President

Steven Elliott Gordon                                            SunTrust Bank                    Vice President
 Managing Director

George Goudelias                                                      --                                --
Managing Director

David Grachek                                                         --                                --
Vice President

Neil L. Halpert                                                       --                                --
Vice President

Melvin E. Hamilton                                               SunTrust Bank                    Vice President
Managing Director

Peter P. Hardy                                                   SunTrust Bank                       Officer
Vice President

Edward Hugh Head                                                      --                                --
Vice President

Trusco Capital Management, Inc.

Michael Todd Hill                                                SunTrust Bank                       Officer
Vice President

Michael J. Honsharuk                                             SunTrust Bank                       Officer
Vice President

Debra Hooper                                                          --                                --
Vice President

Deborah Hopkins                                                       --                                --
Vice President

David Hunt                                                            --                                --
Vice President

Michael A. Jenacova                                                   --                                --
Vice President

Christopher A. Jones                                                  --                                --
Managing Director

Gerard Leen
Vice President

Christine Y. Keefe                                               SunTrust Bank                    Vice President
Vice President

Nat King                                                              --                                --
Vice President

Michael Kirkpatrick                                                   --                                --
Vice President

Patrick W. Kirksey                                                    --                                --
Vice President

James E. Kofron                                                  SunTrust Bank                       Officer
Vice President

Ray Kramer                                                            --                                --
Vice President

Ken Kresch                                                            --                                --
Vice President

Deborah LaBerge                                                       --                                --
Managing Director

Deborah A. Lamb                                                       --                                --
Managing Director

Trusco Capital Management, Inc.
Wayne G. Larochelle                                              SunTrust Bank                    Vice President
Managing Director

Charles B. Leonard                                               SunTrust Bank                       Officer
Managing Director

Carla Leslie                                                          --                                --
Managing Director

Biron Lim                                                             --                                --
Vice President

Tina Y. Long                                                          --                                --
Vice President

William Longan                                                   SunTrust Bank                       Officer
Vice President

Jennifer J. Love                                                 SunTrust Bank                    Vice President
Vice President

Kimberly C. Maichle                                              SunTrust Bank                       Officer
Vice President

James B. Mallory                                                 SunTrust Bank                    Vice President
Vice President

Jeffrey E. Markunas                                              SunTrust Bank                       Officer
Managing Director

Patrick K. Mason                                                 SunTrust Bank                    Vice President
Vice President

Mike McEachern                                                        --                                --
Managing Director

Andrew McGhee                                                         --                                --
Managing Director

Tom Meyers                                                            --                                --
Managing Director

R. Douglas Mitchell                                                   --                                --
Vice President

Peter T. Montgomery                                              SunTrust Bank                       Officer
Vice President

Sharon Moran                                                          --                                --
Vice President

Trusco Capital Management, Inc.

Elizabeth T. Morrison                                            SunTrust Bank                       Officer
Vice President

Stephen Murrin                                                        --                                --
Vice President

Timothy James Nash                                               SunTrust Bank                       Officer
Vice President

Robert Neinken                                                   SunTrust Bank                    Vice President
Managing Director

Harold F. Nelson                                                 SunTrust Bank                       Officer
Managing Director

Brian Nold                                                            --                                --
Vice President

Thomas J. O'Neil                                                      --                                --
Vice President

Agnes G. Pampush                                                 SunTrust Bank                       Officer
Managing Director

Cynthia Panebianco                                                    --                                --
Vice President

Christopher Paolella                                             SunTrust Bank                    Vice President
Managing Director

Patrick Paparelli                                                SunTrust Bank                    Vice President
Managing Director

Sheri L. Paquette                                                SunTrust Bank                       Officer
Vice President

Ty Parrish                                                       SunTrust Bank                    Vice President
Vice President

Ronnie G. Pennell                                                SunTrust Bank                       Officer
Vice President

Elliott A. Perny                                                 SunTrust Bank                       Officer
Managing Director

James Phebus Jr.                                                 SunTrust Bank                       Officer
Vice President

Gary Plourde                                                     SunTrust Bank                    Vice President
Managing Director

Trusco Capital Management, Inc.
Neil J. Powers                                                   SunTrust Bank                       Officer
Managing Director

Joe E. Ransom                                                    SunTrust Bank                       Officer
Managing Director

Boyce G. Reid                                                    SunTrust Bank                        Officer
Vice President

David W. Reidy                                                        --                                --
Vice President

Kristin Hildebrand Ribic                                              --                                --
Vice President

Mills A. Riddick                                                 SunTrust Bank                       Officer
Managing Director

Josie C. Rosson                                                       --                                --
Vice President

James L. Savage                                                  SunTrust Bank                       Officer
Vice President

Diane Schmidt                                                         --                                --
Vice President

Marc H. Schneidau                                                SunTrust Bank                       Officer
 Managing Director

Ronald H. Schwartz                                               SunTrust Bank                       Officer
Managing Director

Michael G. Sebesta                                               SunTrust Bank                       Officer
Managing Director

Dusty L. Self                                                    SunTrust Bank                       Officer
Vice President

Bob Sherman                                                           --                                --
Managing Director

Robin Shulman                                                         --                                --
Managing Director

Garrett P. Smith                                                 SunTrust Bank                       Officer
Managing Director

George D. Smith, Jr.                                             SunTrust Bank                       Officer
Managing Director

Stephen Smith                                                         --                                --
Vice President

Trusco Capital Management, Inc.
E. Dean Speer                                                    SunTrust Bank                       Officer
Vice President

Ellen Spong                                                      SunTrust Bank                    Vice President
Managing Director

Jeffrey St. Amand                                                     --                                --
Vice President

Celia S. Stanley                                                      --                                --
Vice President

John H. Stebbins                                                 SunTrust Bank                    Vice President
Managing Director

Chad K. Stephens                                                 SunTrust Bank                       Officer
Vice President

Adam C. Stewart                                                       --                                --
Vice President

E. Sonny Surkin                                                  SunTrust Bank                       Officer
Vice President

Hubert Swecker                                                   SunTrust Bank                    Vice President
Vice President

Paul V. Taffe                                                         --                                --
Vice President

William F. Tarry                                                 SunTrust Bank                       Officer
Vice President

Parker W. Thomas Jr.                                                  --                                --
Managing Director

James M. Thomas                                                       --                                --
Vice President

Perry Troisi                                                          --                                --
Managing Director

Howard Udis                                                           --                                --
Vice President

Stuart F. Van Arsdale                                            SunTrust Bank                       Officer
Managing Director

David M. Walrod                                                       --                                --
Vice President

Casey Walsh                                                           --                                --
Vice President

Trusco Capital Management, Inc.
Francis P. Walsh                                                      --                                --
Vice President

Joseph Walsh                                                     SunTrust Bank                    Vice President
Vice President

George Way                                                            --                                --
Vice President

Adrien Webb                                                           --                                --
Managing Director

Gregory Webster                                                       --                                --
Vice President

Darren C. Weems                                                       --                                --
Vice President

Ellen Welsh                                                           --                                --
Managing Director

Lisa Whittaker                                                        --                                --
Vice President

Elizabeth Wilson                                                      --                                --
Managing Director

William L. Wilson, Jr.                                           SunTrust Bank                       Officer
Vice President

Tom Winters                                                           --                                --
Managing Director

                                                                      --                                --
Donald Wordell
Vice President

Natalie Wright                                                        --                                --
Vice President

Stephen M. Yarbrough                                                  --                                --
Managing Director

Steven M. Yates                                                       --                                --
Managing Director

David S. Yealy                                                   SunTrust Bank                       Officer
Managing Director

Jon Yozzo                                                             --                                --
Vice President

Trusco Capital Management, Inc.
                                                                      --                                --
Sam Zona
Managing Director

Zevenbergen Capital Investments LLC
Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle Washington 98101.

NAME                                                         NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
----                                                         ---------------------        -----------------------------
Zevenbergen Capital Investments LLC

Brooke de Boutray                                                     --                                --
Managing Director, Portfolio Manager

Lisa Foley                                                            --                                --
Managing Director, Investment Officer

Leslie Tubbs                                                          --                                --
Managing Director, Portfolio Manager

Nancy A. Zevenbergen                                                  --                                --
President and Chief Investment Officer


ITEM 26. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         BISYS Fund Services Limited Partnership ("BISYS"), the Registrant's distributor, acts as principal underwriter for the following investment companies:

         American Independence Funds Trust
         American Performance Funds
         AmSouth Funds
         BB&T Funds
         The Coventry Group
         The Eureka Funds
         First Focus Funds, Inc.
         The Hirtle Callaghan Trust
         HSBC Advisor Funds Trust
         HSBC Investor Funds
         HSBC Investor Portfolios
         The Infinity Mutual Funds, Inc.
         Kensington Funds

         LEADER Mutual Funds
         Legacy Funds Group
         MMA Praxis Mutual Funds
         Mercantile Funds, Inc.
         Old Westbury Funds, Inc.
         Pacific Capital Funds
         STI Classic Funds
         STI Classic Variable Trust
         USAllianz Variable Insurance Products Trust
         Variable Insurance Funds
         Vintage Mutual Funds, Inc.

         BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer St. 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

                                    Position and Office                         Positions and Offices
Name and Address                     with Underwriter                              with Registrant
----------------                    -------------------                         ---------------------
BISYS Fund Services Ohio, Inc.      Sole Limited Partner                        None
3435 Stelzer Road
Columbus, OH  43219

BISYS Fund Services, Inc.*          Sole General Partner                        None
3435 Stelzer Road
Columbus, OH 43219


* Richard F. Froio - Executive Representative and Supervising Principal William J. Tomko - Supervising Principal, Columbus OSJ

ITEM 27. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

         SunTrust Bank
         303 Peachtree Street, N.E.
         Atlanta, GA  30308

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109
         (International Equity Fund, International Equity Index Fund and Strategic Income Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

         BISYS Fund Services, Ohio, Inc.
         3435 Stelzer Road
         Columbus, Ohio  43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and subadviser:

         Trusco Capital Management, Inc.
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management, Inc.
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         Trusco Capital Management, Inc.
         25 Park Place
         Atlanta, Georgia  30303

         Trusco Capital Management, Inc.
         300 Tice Boulevard
         Woodcliff Lake, New Jersey  07677

         Zevenbergen Capital Investments LLC
         601 Union Street
         Seattle, Washington  98101

ITEM 28. Management Services: None.

ITEM 29. Undertakings: None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 51 to Registration Statement No. 033-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 28th day of September, 2004.

                                              By: /s/ R. Jeffrey Young*
                                                  ------------------------------
                                                  R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/ F. Wendell Gooch*                                                  Trustee                   September 28, 2004
--------------------------------------------------
         F. Wendell Gooch

/s/ Jonathan T. Walton*                                                Trustee                   September 28, 2004
--------------------------------------------------
         Jonathan T. Walton

/s/ James O. Robbins*                                                  Trustee                   September 28, 2004
--------------------------------------------------
         James O. Robbins

/s/ Thomas Gallagher*                                                  Trustee                   September 28, 2004
--------------------------------------------------
         Thomas Gallagher

/s/ Richard W. Courts, II*                                             Trustee                   September 28, 2004
--------------------------------------------------
         Richard W. Courts, II

/s/ Clarence H. Ridley*                                                Trustee                   September 28, 2004
--------------------------------------------------
         Clarence H. Ridley

/s/ R. Jeffrey Young*                                                  President                 September 28, 2004
--------------------------------------------------
         R. Jeffrey Young

/s/ Bryan C. Haft*                                                     Treasurer & Chief         September 28, 2004
--------------------------------------------------                     Financial Officer
         Bryan C. Haft


  * By  /s/ Traci A. Thelen
        -------------------------------------------------------------------
        Traci A. Thelen, pursuant to the powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Traci Thelen and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 28th day of September, 2004.


/s/ Clarence H. Ridley                         /s/ Richard W. Courts, II
----------------------------------------       ---------------------------------
Clarence H. Ridley, Trustee                    Richard W. Courts, II, Trustee


/s/ Thomas Gallagher                           /s/ F. Wendell Gooch
----------------------------------------       --------------------------------
Thomas Gallagher, Trustee                      F. Wendell Gooch, Trustee


/s/ James O. Robbins                           /s/ Jonathan T. Walton
----------------------------------------       --------------------------------
James O. Robbins, Trustee                      Jonathan T. Walton, Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that Bryan C. Haft as Treasurer and Chief Financial Officer and R. Jeffrey Young as President of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Traci Thelen and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 28th day of September, 2004.



/s/ Bryan C. Haft                       /s/ R. Jeffrey Young
------------------------------          ---------------------------------------
Bryan C. Haft                           R. Jeffrey Young

                                  EXHIBIT INDEX

EXHIBIT
NUMBER            EXHIBIT
------            -------
EX-99.D6.         Revised Schedule A for the Classic Institutional Core Bond
                  Fund, Classic Institutional Intermediate Bond Fund, Seix
                  Institutional High Yield Fund and Classic Institutional
                  Limited Duration Fund to the Revised Investment Advisory
                  Agreement with Trusco Capital Management, Inc. dated June 15,
                  1993.

EX-99.E.          Distribution Agreement between the Registrant and BISYS Fund
                  Services, Limited Partnership.

EX-99.(H)(1)      Master Services Agreement between the Registrant and BISYS
                  Fund Services Ohio, Inc.

EX-99.(H)(2)      Amendment to Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc.

EX-99.(H)(6)      Amended Schedule to the Shareholder Service Plan and Agreement
                  for T Shares as it relates to the Classic Institutional Core
                  Bond Fund, Classic Institutional Intermediate Bond Fund, Seix
                  Institutional High Yield Fund and Classic Institutional
                  Limited Duration Fund.

EX-99.(H)(7)      Amended Schedule to Shareholder Service Plan and Agreement for
                  Institutional Shares as it relates to the Classic
                  Institutional Core Bond Fund, Classic Institutional
                  Intermediate Bond Fund, Seix Institutional High Yield Fund and
                  Classic Institutional Limited Duration Fund.

EX-99. (I)        Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP.

EX-99.(J)         Consent of PricewaterhouseCoopers LLP, independent auditors.

EX-99.(M)(5)      Amended Schedule A to the Distribution Plan for A Shares as it
                  relates to the Classic Institutional Core Bond Fund, Classic
                  Institutional Intermediate Bond Fund, Seix Institutional High
                  Yield Fund and Classic Institutional Limited Duration Fund.

EX-99.(P)(2)      Code of Ethics for BISYS Fund Services, Limited Partnership.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 14th day of December, 2004.

                                       By: /s/ R. Jeffrey Young*
                                           -------------------------------------
                                           R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


/s/ F. Wendell Gooch*                                         Trustee                   December 14, 2004
--------------------------------------------------
         F. Wendell Gooch

/s/ Jonathan T. Walton*                                       Trustee                   December 14, 2004
--------------------------------------------------
         Jonathan T. Walton

/s/ James O. Robbins*                                         Trustee                   December 14, 2004
--------------------------------------------------
         James O. Robbins

/s/ Thomas Gallagher*                                         Trustee                   December 14, 2004
--------------------------------------------------
         Thomas Gallagher

/s/ Richard W. Courts, II*                                    Trustee                   December 14, 2004
--------------------------------------------------
         Richard W. Courts, II

/s/ Clarence H. Ridley*                                       Trustee                   December 14, 2004
--------------------------------------------------
         Clarence H. Ridley

/s/ R. Jeffrey Young*                                         President                 December 14, 2004
--------------------------------------------------
         R. Jeffrey Young

/s/ Bryan C. Haft*                                            Treasurer & Chief         December 14, 2004
--------------------------------------------------            Financial Officer
         Bryan C. Haft

/s/ Sidney E. Harris*                                         Trustee                   December 14, 2004
--------------------------------------------------
         Sidney E. Harris

/s/ Warren Y. Jobe*                                           Trustee                   December 14, 2004
--------------------------------------------------
         Warren Y. Jobe

/s/ Charles D. Winslow*                                       Trustee                   December 14, 2004
--------------------------------------------------
         Charles D. Winslow



* By /s/ Julie Powers
     ----------------------------------------------------------------
     Julie Powers, pursuant to the powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Julie Powers his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 14th day of December, 2004.


/s/ Sidney E. Harris                        /s/ Warren Y. Jobe
-------------------------------------       ------------------------------------
Sidney E. Harris, Trustee                   Warren Y. Jobe, Trustee


/s/ Charles D. Winslow
-------------------------------------
Charles D. Winslow, Trustee